Schedule of Investments (unaudited) January 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
BWP Trust	246,331	$677,765
Charter Hall Long Wale REIT	213,962	813,585
Charter Hall Retail REIT	185,433	584,690
Cromwell Property Group	1,210,072	992,351
Dexus	550,972	4,691,748
GPT Group (The)	973,532	3,910,385
Mirvac Group	1,963,881	4,470,047
Scentre Group	2,645,762	6,836,851
Shopping Centres Australasia Property Group	469,153	907,675
Stockland	1,198,881	3,948,746
Vicinity Centres	1,572,088	2,673,182

		30,507,025

Austria — 0.4%
CA Immobilien Anlagen AG	34,435	1,516,895

Belgium — 2.2%
Aedifica SA	12,451	1,683,380
Ascencio	2,425	148,344
Befimmo SA	10,799	664,194
Cofinimmo SA	12,949	2,063,542
Intervest Offices & Warehouses NV	11,202	332,697
Leasinvest Real Estate SCA	1,257	165,071
Montea CVA	6,328	625,532
Retail Estates NV	5,046	463,016
Warehouses De Pauw CVA	63,399	1,811,974
Wereldhave Belgium Comm VA	1,283	119,149
Xior Student Housing NV(a)	7,555	464,671

		8,541,570

Canada — 6.4%
Allied Properties REIT	58,445	2,440,235
Artis REIT	61,150	545,128
Boardwalk REIT	19,234	686,726
Canadian Apartment Properties REIT	80,036	3,425,230
Chartwell Retirement Residences	108,832	1,158,636
Choice Properties REIT(a)	129,250	1,428,782
Cominar REIT	91,741	1,010,674
Crombie REIT	44,549	538,947
Dream Industrial REIT(a)	55,088	582,307
Dream Office REIT	23,385	575,541
First Capital Real Estate Investment Trust	66,907	1,096,272
Granite REIT	27,074	1,463,886
H&R Real Estate Investment Trust	143,504	2,320,933
InterRent REIT	57,601	732,561
Killam Apartment REIT	42,730	651,345
Northview Apartment Real Estate Investment Trust	24,059	558,657
NorthWest Healthcare Properties REIT	51,578	475,397
RioCan REIT	158,753	3,260,165
SmartCentres Real Estate Investment Trust	63,683	1,512,444
Summit Industrial Income REIT	52,122	508,786

		24,972,652

Finland — 0.3%
Citycon OYJ	39,429	417,071
Kojamo OYJ	43,930	807,168

		1,224,239

France — 5.8%
Carmila SA	15,087	295,934
Covivio	23,184	2,754,237
Gecina SA	26,102	4,929,032

Security	Shares	Value

France (continued)
ICADE	16,108	$1,799,370
Klepierre SA	95,704	3,259,199
Mercialys SA	30,383	383,170
Unibail-Rodamco-Westfield	41,600	5,651,998
Unibail-Rodamco-Westfield, New	26,187	3,557,906

		22,630,846

Germany — 10.4%
ADO Properties SA(b)	14,762	455,442
alstria office REIT AG	79,177	1,571,494
Aroundtown SA	445,575	4,214,960
Deutsche EuroShop AG	25,880	706,681
Deutsche Wohnen SE	179,936	7,617,275
Grand City Properties SA	55,770	1,428,916
Hamborner REIT AG	35,969	402,993
LEG Immobilien AG	34,690	4,280,680
Sirius Real Estate Ltd.	475,816	567,008
TAG Immobilien AG	63,183	1,666,462
TLG Immobilien AG	46,919	1,604,066
Vonovia SE	273,293	15,609,578

		40,125,555

Hong Kong — 12.2%
Champion REIT	990,000	596,685
CK Asset Holdings Ltd.	1,353,500	8,750,364
Hang Lung Properties Ltd.	1,022,000	2,153,269
Hongkong Land Holdings Ltd.	585,300	3,119,649
Hysan Development Co. Ltd.	310,000	1,169,751
Link REIT	1,061,400	10,798,671
New World Development Co. Ltd.	2,888,333	3,649,055
Sino Land Co. Ltd.	1,602,800	2,200,395
Sun Hung Kai Properties Ltd.	715,000	10,064,457
Swire Properties Ltd.	527,400	1,650,481
Wharf Real Estate Investment Co. Ltd.	610,900	3,186,319

		47,339,096

Ireland — 0.2%
Hibernia REIT PLC	340,353	517,490
Irish Residential Properties REIT PLC	221,162	406,362

		923,852

Israel — 0.4%
Azrieli Group Ltd.	18,271	1,351,072

Italy — 0.1%
Immobiliare Grande Distribuzione SIIQ SpA	25,192	167,507

Japan — 26.6%
Activia Properties Inc.	347	1,847,294
Advance Residence Investment Corp.	647	2,038,571
Aeon Mall Co. Ltd.	59,700	1,005,787
AEON REIT Investment Corp.	781	1,065,016
Comforia Residential REIT Inc.	295	971,675
Daiwa House REIT Investment Corp.	944	2,521,456
Daiwa Office Investment Corp.	138	1,107,718
Frontier Real Estate Investment Corp.	234	979,093
Fukuoka REIT Corp.	362	626,908
Global One Real Estate Investment Corp.	483	645,723
GLP J-REIT	1,816	2,434,514
Hulic Co. Ltd.	180,700	2,224,051
Hulic Reit Inc.	578	1,071,368
Ichigo Office REIT Investment	593	641,776
Industrial & Infrastructure Fund Investment Corp.	830	1,277,335
Invesco Office J-Reit Inc.	4,398	937,342

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Invincible Investment Corp.	2,472	$1,252,136
Japan Excellent Inc.	604	1,093,369
Japan Hotel REIT Investment Corp.	2,234	1,506,716
Japan Logistics Fund Inc.	434	1,174,845
Japan Prime Realty Investment Corp.	427	1,973,769
Japan Real Estate Investment Corp.	655	4,780,228
Japan Rental Housing Investments Inc.	744	739,298
Japan Retail Fund Investment Corp.	1,315	2,811,141
Kenedix Office Investment Corp.	189	1,517,092
Kenedix Residential Next Investment Corp.	450	893,482
Kenedix Retail REIT Corp.	269	666,388
LaSalle Logiport REIT	684	1,104,396
MCUBS MidCity Investment Corp.	772	908,152
Mitsubishi Estate Co. Ltd.	583,000	11,575,550
Mitsui Fudosan Co. Ltd.	473,000	12,705,997
Mitsui Fudosan Logistics Park Inc.	176	852,517
Mori Hills REIT Investment Corp.	781	1,309,293
Mori Trust Sogo REIT Inc.	498	913,892
Nippon Accommodations Fund Inc.	226	1,499,230
Nippon Building Fund Inc.	636	5,152,078
Nippon Prologis REIT Inc.	1,021	2,939,078
NIPPON REIT Investment Corp.	216	1,012,391
Nomura Real Estate Holdings Inc.	56,900	1,420,072
Nomura Real Estate Master Fund Inc.	2,180	3,837,653
Orix JREIT Inc.	1,329	2,811,641
Premier Investment Corp.	641	948,622
Sekisui House Reit Inc.	2,019	1,732,408
Sumitomo Realty & Development Co. Ltd.	198,600	7,421,045
Tokyo Tatemono Co. Ltd.	99,900	1,640,651
Tokyu REIT Inc.	444	868,460
United Urban Investment Corp.	1,498	2,685,440

		103,142,657

Malta — 0.0%
BGP Holdings PLC(c)(d)	6,603,392	73

Netherlands — 0.4%
Eurocommercial Properties NV	24,360	609,024
NSI NV	8,928	486,786
Vastned Retail NV	8,704	234,392
Wereldhave NV	20,032	368,511

		1,698,713

New Zealand — 0.2%
Kiwi Property Group Ltd.	782,981	792,995

Norway — 0.4%
Entra ASA(b)	84,068	1,437,341

Singapore — 6.7%
Ascendas REIT	1,472,790	3,398,995
CapitaLand Commercial Trust	1,271,067	1,918,381
CapitaLand Ltd.	1,252,800	3,322,687
CapitaLand Mall Trust	1,203,300	2,221,640
CDL Hospitality Trusts	392,100	448,147
City Developments Ltd.	236,900	1,839,798
Fortune REIT	674,000	770,792
Frasers Centrepoint Trust(a)	357,800	754,974
Frasers Logistics & Industrial Trust	838,000	749,036
Keppel DC REIT	607,571	1,006,015
Keppel REIT	999,300	885,891
Manulife US Real Estate Investment Trust	711,800	754,508

Security	Shares	Value

Singapore (continued)
Mapletree Commercial Trust	1,095,317	$1,885,849
Mapletree Industrial Trust	769,800	1,567,913
Mapletree Logistics Trust(a)	1,277,361	1,721,990
Suntec REIT	1,036,700	1,397,559
UOL Group Ltd.	249,000	1,455,799

		26,099,974

Spain — 1.2%
Inmobiliaria Colonial Socimi SA	162,989	2,183,750
Lar Espana Real Estate Socimi SA	31,916	236,267
Merlin Properties Socimi SA	166,144	2,356,746

		4,776,763

Sweden — 4.5%
Atrium Ljungberg AB, Class B	23,044	557,054
Castellum AB	135,327	3,321,873
Catena AB	12,648	547,195
Dios Fastigheter AB	41,737	384,519
Fabege AB	132,388	2,271,102
Fastighets AB Balder, Class B(d)	48,651	2,308,722
Hufvudstaden AB, Class A	55,427	1,097,194
Klovern AB, Class B	254,851	639,332
Kungsleden AB	95,535	1,016,936
Nyfosa AB(d)	80,516	787,731
Pandox AB	44,690	996,856
Samhallsbyggnadsbolaget i Norden AB	480,992	1,185,183
Wallenstam AB, Class B	82,474	1,078,986
Wihlborgs Fastigheter AB	67,139	1,285,850

		17,478,533

Switzerland — 2.7%
Allreal Holding AG, Registered	7,108	1,474,001
Hiag Immobilien Holding AG	1,353	152,212
Mobimo Holding AG, Registered	3,263	1,052,199
PSP Swiss Property AG, Registered	19,694	2,977,225
Swiss Prime Site AG, Registered	37,864	4,624,790

		10,280,427

United Kingdom — 10.6%
Assura PLC	1,177,290	1,207,381
Big Yellow Group PLC	77,603	1,206,073
BMO Commercial Property Trust	261,229	380,165
BMO Real Estate Investments Ltd.	123,136	138,619
British Land Co. PLC (The)	466,952	3,413,764
Capital & Counties Properties PLC	372,218	1,195,243
Civitas Social Housing PLC	310,085	404,667
Custodian REIT PLC	190,787	285,699
Derwent London PLC	50,368	2,728,839
Empiric Student Property PLC	296,866	387,416
GCP Student Living PLC	206,675	548,965
Grainger PLC	299,905	1,170,982
Great Portland Estates PLC	127,244	1,561,930
Hammerson PLC	383,513	1,179,947
Hansteen Holdings PLC	203,370	312,584
Helical PLC	49,752	314,799
Impact Healthcare REIT PLC	102,623	146,100
Intu Properties PLC(a)(d)	428,471	96,300
Land Securities Group PLC	359,355	4,443,324
LondonMetric Property PLC	411,670	1,236,187
LXI REIT PLC	263,891	473,091
NewRiver REIT PLC	148,815	368,796
Phoenix Spree Deutschland Ltd.	41,053	172,901
Picton Property Income Ltd. (The)	275,022	369,785

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Primary Health Properties PLC	602,345	$1,249,774
RDI REIT PLC	129,497	225,328
Regional REIT Ltd.(b)	186,315	285,879
Safestore Holdings PLC	103,586	1,099,204
Schroder REIT Ltd.	265,602	184,862
Segro PLC	549,101	6,591,152
Shaftesbury PLC	112,809	1,336,857
Standard Life Investment Property Income Trust Ltd.	211,310	274,928
Target Healthcare REIT PLC	229,694	363,339
Triple Point Social Housing REIT PLC(b)	165,999	216,632
Tritax Big Box REIT PLC	854,477	1,573,541
UK Commercial Property REIT Ltd.	329,226	376,266
UNITE Group PLC (The)	143,732	2,410,028
Workspace Group PLC	67,312	1,078,965

		41,010,312

Total Common Stocks — 99.6% (Cost: $368,820,803)		386,018,097

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	1,820,809	1,821,901

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	176,000	$176,000

		1,997,901

Total Short-Term Investments — 0.5% (Cost: $1,997,574)		1,997,901

Total Investments in Securities — 100.1% (Cost: $370,818,377)		388,015,998

Other Assets, Less Liabilities — (0.1)%		(243,733)

Net Assets — 100.0%		$387,772,265

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,029,634	(208,825)	1,820,809	$1,821,901	$50,927	(b)	$1,250		$(76)
BlackRock Cash Funds: Treasury, SL Agency Shares	206,654	(30,654)	176,000	176,000	5,612		—		—

				$1,997,901	$56,539		$1,250		$(76)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	27	03/20/20	$1,004	$23,063
Euro STOXX 50 Index	8	03/20/20	323	(9,855)
Hang Seng Index	1	02/27/20	169	(6,230)
TOPIX Index	3	03/12/20	465	(8,598)

				$(1,620)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International Developed Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$386,018,024	$—	$73	$386,018,097
Money Market Funds	1,997,901	—	—	1,997,901

	$388,015,925	$—	$73	$388,015,998

Derivative financial instruments(a)
Assets
Futures Contracts	$23,063	$—	$—	$23,063
Liabilities
Futures Contracts	(24,683)	—	—	(24,683)

	$(1,620)	$—	$—	$(1,620)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4